Parent Only Financial Statements (Tables) (Parent [Member])	12 Months Ended
Dec. 31, 2013
Parent [Member]
Balance Sheets

	December 31, 2013	December 31, 2012
ASSETS

CURRENT ASSETS
Cash	$104	$104
Restricted cash	236,400	236,400
Loan receivable from CNM	2,791,304	3,781,500
Total current assets	3,027,808	4,018,004

TOTAL ASSETS	$3,027,808	$4,018,004

LIABILITIES AND EQUITY

CURRENT LIABILITIES
Other payable	700,563	615,330
Total current liabilities	700,563	615,330

COMMON STOCK SUBJECT TO REPURCHASE	236,400	236,400
TOTAL LIABILITIES	936,963	851,730

EQUITY
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares, net of issuance costs ($0.0005 par value; 16,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2013, liquidation preference of $4,689,506)	2,345	2,845
Common stock at $0.0001 par value; (83,109,978 shares authorized, issued and outstanding at December 31, 2013)	8,318	8,318
Additional paid-in capital	26,124,907	27,124,407
Accumulated deficit	(24,235,073)	(24,159,644)
Accumulated other comprehensive income	190,348	190,348
Total shareholders' equity	2,090,845	3,166,274

Total equity	2,090,845	3,166,274

TOTAL LIABILITIES AND EQUITY	$3,027,808	$4,018,004